Operating leases - Maturities of lease liabilities (Details) ¥ in Thousands	Dec. 31, 2021 CNY (¥)
Operating leases
2022	¥ 583,947
2023	387,385
2024	164,561
2025	94,593
Thereafter	15,590
Total undiscounted lease payments	1,246,076
Less: imputed interest	(74,322)
Total lease liabilities	¥ 1,171,754